NOTE 7 – WARRANTS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2021	Dec. 31, 2019
Note 7 Warrants
Warrants	1,757,200	1,757,200
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Other, Fair Value Volatility, Rate	53.00%
[custom:DiscountRateMinimum]	0.16%
Discount rate, maximum	0.21%
Warrants Not Settleable in Cash, Fair Value Disclosure	$ 19,257
Warrants excercise price	$ 0.15	$ 0.25